WELLS FARGO FUNDS TRUST

                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                               Classes A, B, and C

               WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
                               Administrator Class

                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                   Classes A, B, and C and Administrator Class

    Supplement dated July 11, 2005 to the Prospectuses dated April 11, 2005, as previously supplemented on May 19, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

CONSERVATIVE ALLOCATION, MODERATE BALANCED, GROWTH BALANCED, AND AGGRESSIVE ALLOCATION FUNDS

Effective on or about July 11, 2005, the Managed Fixed Income Portfolio will acquire the assets and liabilities of the Strategic Value Bond Portfolio, both of which are master portfolios of Wells Fargo Master Trust ("Master Trust") in which each Fund invests a portion of its assets. Immediately following the consolidation, all references to the Strategic Value Bond Portfolio in the prospectuses are deleted, and the Diversified Bond Style section of each Fund's Portfolio Allocation table is revised to reflect the increase in the percentage of assets each Fund invests in the Managed Fixed Income Portfolio, which is the percentage of assets each Fund previously invested in the Strategic Value Bond Portfolio.

Effective on or about July 27, 2005, the Diversified Bond Style section of each Fund's Portfolio Allocation table found on pages 19, 23, 29 and 33 of the Administrator Class prospectus and on pages 20 and 30 of the Classes A, B, and C prospectus are replaced with the following:

       DIVERSIFIED BOND STYLE                             ALLOCATION
       CONSERVATIVE ALLOCATION FUND
         Managed Fixed Income Portfolio                      36.67%
         Stable Income Portfolio                             25.00%
         Tactical Maturity Bond Portfolio                     9.17%
         Total Return Bond Portfolio*                         6.11%
         Inflation-Protected Bond Portfolio*                  3.05%
       MODERATE BALANCED FUND
         Managed Fixed Income Portfolio                      30.00%
         Stable Income Portfolio                             15.00%
         Tactical Maturity Bond Portfolio                     7.50%
         Total Return Bond Portfolio*                         5.00%
         Inflation-Protected Bond Portfolio*                  2.50%
       GROWTH BALANCED FUND
         Managed Fixed Income Portfolio                      23.34%
         Tactical Maturity Bond Portfolio                     5.83%
         Total Return Bond Portfolio*                         3.89%
         Inflation-Protected Bond Portfolio*                  1.94%
       AGGRESSIVE ALLOCATION FUND
         Managed Fixed Income Portfolio                      13.34%
         Tactical Maturity Bond Portfolio                     3.33%
         Total Return Bond Portfolio*                         2.22%
         Inflation-Protected Bond Portfolio*                  1.11%
         *EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT JULY 27, 2005.


Each Fund expects that in the fourth quarter of 2005, the neutral portfolio allocation of each Fund as reflected in the Diversified Bond Style sections shown above will be replaced as follows:

       DIVERSIFIED BOND STYLE                             ALLOCATION
       CONSERVATIVE ALLOCATION FUND
         Managed Fixed Income Portfolio                      38.50%
         Stable Income Portfolio                             25.00%
         Total Return Bond Portfolio                         11.00%
         Inflation-Protected Bond Portfolio                   5.50%
       MODERATE BALANCED FUND
         Managed Fixed Income Portfolio                      31.50%
         Stable Income Portfolio                             15.00%
         Total Return Bond Portfolio                          9.00%
         Inflation-Protected Bond Portfolio                   4.50%
       GROWTH BALANCED FUND
         Managed Fixed Income Portfolio                      24.50%
         Total Return Bond Portfolio                          7.00%
         Inflation-Protected Bond Portfolio                   3.50%
       AGGRESSIVE ALLOCATION FUND
         Managed Fixed Income Portfolio                      14.00%
         Total Return Bond Portfolio                          4.00%
         Inflation-Protected Bond Portfolio                   2.00%

At its February 8, 2005 regular meeting, the Board of Trustees of Master Trust approved the creation of the Inflation-Protected Bond Portfolio and the Total Return Bond Portfolio (collectively, the "Portfolios"). The Portfolios are expected to commence operations on or about July 27, 2005, and will be advised by Wells Fargo Funds Management, LLC and sub-advised by Wells Capital Management Incorporated. The Portfolios' investment objectives and principal strategies that follow will be added to the Description of Master Portfolios table beginning on page 54 of the Administrator Class prospectus and beginning on page 68 of the Classes A, B, and C prospectus at the time the Portfolios commence operations.

PORTFOLIO                                  OBJECTIVE                      PRINCIPAL STRATEGIES
------------------------------------------ ------------------------------ ----------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO         The  Portfolio  seeks  TOTAL   The Portfolio invests principally  in  inflation-protected
                                           RETURN    while    providing   debt securities issued by the  U.S. Treasury  and agencies protection against inflation.  and  instrumentalities of the  U.S. government other  than the  U.S. Treasury.  Under normal circumstances, we expect to maintain a dollar-weighted  average maturity  between 5 and 20 years.
------------------------------------------ ------------------------------ ----------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                The  Portfolio  seeks   TOTAL  The Portfolio invests in a broad range of INVESTMENT-GRADE
                                           RETURN consisting  of  income  DEBT SECURITIES,  including  U.S. GOVERNMENT  OBLIGATIONS,
                                           and CAPITAL APPRECIATION.      corporate   bonds,   MORTGAGE-  and   other   ASSET-BACKED
                                                                          securities  and MONEY  MARKET  INSTRUMENTS.  Under  normal circumstances, we expect to maintain an overall  effective
                                                                          DURATION range between 4 and 5 1/2 years.
------------------------------------------ ------------------------------ ----------------------------------------------------------
ITALICIZED  AND BOLDED WORDS  APPEAR THAT WAY ONLY TO DENOTE THEIR  INCLUSION IN THE GLOSSARY SECTION OF THE PROSPECTUS.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The following information was contained within the May 19, 2005 supplement and is included herewith for your convenience.

At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 49 of the prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

     o You may reinvest into a Wells Fargo Advantage Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 49 of the prospectus is replaced with the following paragraph:

     o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 50 of the prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

     o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


RT51859 07-05                                                AF0705/SUP025 07-05

                             WELLS FARGO FUNDS TRUST

                   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
               WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
            WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
                               Administrator Class

     Supplement dated July 11, 2005 to the Prospectus dated April 11, 2005, as previously supplemented on May 19, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

DIVERSIFIED BOND FUND

Effective on or about July 11, 2005, the Managed Fixed Income Portfolio will acquire the assets and liabilities of the Strategic Value Bond Portfolio, both of which are master portfolios of Wells Fargo Master Trust ("Master Trust") in which the Fund invests a portion of its assets. Immediately following the consolidation, all references to the Strategic Value Bond Portfolio in the prospectus are deleted, and the Portfolio Allocation table is revised to reflect the increase in the percentage of assets the Fund invests in the Managed Fixed Income Portfolio, which is the percentage of assets the Fund previously invested in the Strategic Value Bond Portfolio.

Effective on or about July 27, 2005, the Portfolio Allocation table found on page 23 of the prospectus is replaced with the following:

        INVESTMENT STYLE/PORTFOLIOS                           ALLOCATION
          Managed Fixed Income Portfolio                         66.67%
          Tactical Maturity Bond Portfolio                       16.67%
          Total Return Bond Portfolio*                           11.11%
          Inflation-Protected Bond Portfolio*                     5.55%
           *EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT JULY 27, 2005.

The Fund expects that in the fourth quarter of 2005, the Portfolio Allocation table shown above will be replaced as follows:

         INVESTMENT STYLE/PORTFOLIOS                           ALLOCATION
           Managed Fixed Income Portfolio                         70.00%
           Total Return Bond Portfolio                            20.00%
           Inflation-Protected Bond Portfolio                     10.00%

At its February 8, 2005 regular meeting, the Board of Trustees of Master Trust approved the creation of the Inflation-Protected Bond Portfolio and the Total Return Bond Portfolio (collectively, the "Portfolios"). The Portfolios are expected to commence operations on or about July 27, 2005 and will be advised by Wells Fargo Funds Management, LLC and sub-advised by Wells Capital Management Incorporated. The Portfolios' investment objectives and principal strategies are substantially similar to the investment objectives and principal strategies of the Wells Fargo Funds Trust Inflation-Protected Bond Fund and Total Return Bond Fund found on pages 28 and 39, respectively, of the prospectus.

--------------------------------------------------------------------------------

The following information was contained within the May 19, 2005 supplement and is included herewith for your convenience.

INFLATION-PROTECTED BOND FUND

Effective June 1, 2005, W. Frank Koster and Jay N. Mueller, CFA, are the Portfolio Managers of the Inflation-Protected Bond Fund. Messrs. Koster and Mueller's biography can be found on pages 64 and 65, respectively, of the prospectus.

INTERMEDIATE GOVERNMENT INCOME FUND

Effective June 1, 2005, William Stevens is the sole Portfolio Manager of the Intermediate Government Income Fund.




RT51860 07-05                                               INC0705/SUP024 07-05